Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payment

Future minimum lease payment under these operating leases consisted of the following:

Year ending June 30,	Operating Lease Obligations
2020 (remaining six months)	$112,228
2021	172,363
2022	144,000
2023	81,000
2024	33,000
Total undiscounted operating lease payments	542,590
Less: Imputed interest	(58,907)
Present value of operating lease liabilities	$483,684

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2020	$224,096
2021	172,363
2022	144,000
2023	81,000
2024	33,000
Thereafter	-
Total undiscounted operating lease payments	654,459
Less: Imputed interest	78,931
Present value of operating lease liabilities	$575,528